UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds:

BlackRock Emerging Market Allocation Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2015

Date of reporting period: 01/31/2015

Item 1 – Schedule of Investments

Consolidated Schedule of Investments January 31, 2015 (Unaudited)
(Percentages shown are based on Net Assets)
Foreign Agency Obligations		Par (000)	Value

Azerbaijan — 0.3%
State Oil Co. of the Azerbaijan Republic, 4.75%, 3/13/23	USD	200	$181,019

Brazil — 0.3%
Caixa Economica Federal, 4.50%, 10/03/18		150	149,393

Cayman Islands — 0.4%
Amber Circle Funding, Ltd., 3.25%, 12/04/22		200	200,540

Chile — 1.7%
Corp. Nacional del Cobre de Chile:
7.50%, 1/15/19		100	118,346
3.00%, 7/17/22		400	386,476
4.50%, 8/13/23		200	211,912
4.25%, 7/17/42		200	187,793

			904,527

China — 0.4%
State Grid Overseas Investment 2013, Ltd., 3.13%, 5/22/23		200	201,070

Costa Rica — 0.7%
Banco de Costa Rica, 5.25%, 8/12/18		200	200,500
Banco Nacional de Costa Rica, 6.25%, 11/01/23		200	200,040

			400,540

Hong Kong — 0.8%
Sinochem Overseas Capital Co., Ltd., 4.50%, 11/12/20		200	212,671
Sinopec Group Overseas Development 2012, Ltd., 3.90%, 5/17/22		200	209,853

			422,524

India — 0.4%
Export-Import Bank of India, 4.00%, 1/14/23		200	207,037

Indonesia — 1.2%
Pertamina Persero PT:
5.25%, 5/23/21		200	211,500
4.30%, 5/20/23		200	198,500
Perusahaan Listrik Negara PT, 5.50%, 11/22/21		200	215,750

			625,750

Ireland — 0.4%
Russian Railways via RZD Capital PLC, 5.74%, 4/03/17		100	92,750

Foreign Agency Obligations		Par (000)	Value

Ireland (concluded)
Vnesheconombank Via VEB Finance PLC, 6.03%, 7/05/22	USD	200	$135,216

			227,966

Kazakhstan — 1.8%
KazMunayGas National Co. JSC:
9.13%, 7/02/18		400	435,600
4.40%, 4/30/23		400	350,024
5.75%, 4/30/43		200	161,008

			946,632

Luxembourg — 0.3%
Russian Agricultural Bank OJSC Via RSHB Capital SA, 5.30%, 12/27/17		200	167,230

Malaysia — 1.6%
Penerbangan Malaysia BHD, 5.63%, 3/15/16		100	104,557
Petronas Capital, Ltd., 5.25%, 8/12/19		700	781,464

			886,021

Mexico — 1.8%
America Movil SAB de CV, 6.38%, 3/01/35		200	256,972
Petroleos Mexicanos:
5.75%, 3/01/18		150	162,225
5.50%, 1/21/21		100	108,050
3.50%, 1/30/23		320	302,864
6.50%, 6/02/41		130	145,457

			975,568

Netherlands — 0.4%
Kazakhstan Temir Zholy Finance BV, 6.38%, 10/06/20		200	192,750

Peru — 0.4%
Corp. Financiera de Desarrollo SA, 4.75%, 2/08/22		200	211,000

Philippines — 0.4%
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24		150	200,063

South Africa — 0.7%
Eskom Holdings SOC, Ltd., 5.75%, 1/26/21		200	199,500
Transnet SOC, Ltd., 4.00%, 7/26/22		200	196,720

			396,220

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2015	1

Consolidated Schedule of Investments (continued)
(Percentages shown are based on Net Assets)
Foreign Agency Obligations		Par (000)	Value

Trinidad And Tobago — 0.4%
Petroleum Co. of Trinidad & Tobago, Ltd., 9.75%, 8/14/19	USD	200	$233,000

United Kingdom — 0.4%
Sinopec Group Overseas Development 2013, Ltd., 4.38%, 10/17/23		200	216,778

United States — 0.5%
The Goldman Sachs Group, Inc., 6.13%, 2/15/33		200	256,914

Total Foreign Agency Obligations — 15.3%			8,202,542

Foreign Government Obligations

Banco Nacional de Desenvolvimento Economico e Social:
3.38%, 9/26/16		200	201,180
5.50%, 7/12/20		100	104,220
Brazilian Government International Bond:
4.88%, 1/22/21		900	951,750
7.13%, 1/20/37		300	375,000
Chile Government International Bond, 2.25%, 10/30/22		250	245,625
Colombia Government International Bond:
4.38%, 7/12/21		1,000	1,060,000
4.00%, 2/26/24		200	207,500
6.13%, 1/18/41		250	303,750
Costa Rica Government International Bond, 4.38%, 4/30/25		200	180,550
Indonesia Government International Bond:
3.75%, 4/25/22		600	606,000
8.50%, 10/12/35		100	146,000
7.75%, 1/17/38		200	275,500
Lithuania Government International Bond:
7.38%, 2/11/20		500	613,750
6.63%, 2/01/22		200	248,750
Mexico Government International Bond:
3.63%, 3/15/22		400	411,800
6.75%, 9/27/34		100	135,250
4.75%, 3/08/44		330	357,225
Morocco Government International Bond, 5.50%, 12/11/42		200	224,250
Panama Government International Bond:
7.13%, 1/29/26		500	663,750

Foreign Government Obligations		Par (000)	Value

Panama Government International Bond (concluded):
6.70%, 1/26/36	USD	100	$135,250
Peruvian Government International Bond:
7.13%, 3/30/19		200	238,500
8.75%, 11/21/33		100	158,750
6.55%, 3/14/37		430	568,675
Philippine Government International Bond:
9.38%, 1/18/17		200	231,126
8.38%, 6/17/19		150	189,741
5.50%, 3/30/26		400	495,000
7.75%, 1/14/31		100	151,750
6.38%, 10/23/34		400	567,500
Poland Government Bond, 4.00%, 10/25/23	PLN	700	220,522
Poland Government International Bond:
5.00%, 10/19/15	USD	200	206,322
6.38%, 7/15/19		200	235,700
5.13%, 4/21/21		700	803,250
5.00%, 3/23/22		200	229,520
Republic of Latvia, 2.75%, 1/12/20		350	355,562
Romanian Government International Bond:
4.38%, 8/22/23		300	326,100
4.88%, 1/22/24		400	450,560
Russian Foreign Bond - Eurobond:
5.00%, 4/29/20		900	796,860
4.88%, 9/16/23		200	168,600
12.75%, 6/24/28		100	135,650
7.50%, 3/31/30		393	395,199
Slovakia Government International Bond, 4.38%, 5/21/22		200	223,000
South Africa Government International Bond:
6.88%, 5/27/19		200	229,250
5.88%, 5/30/22		500	571,750
5.88%, 9/16/25		200	232,000
Turkey Government International Bond:
6.75%, 4/03/18		700	783,580
7.50%, 11/07/19		100	118,510
5.75%, 3/22/24		200	229,000
7.38%, 2/05/25		100	127,470
6.75%, 5/30/40		100	130,000
4.88%, 4/16/43		400	418,460
Uruguay Government International Bond:
8.00%, 11/18/22		100	133,250

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2015	2

Consolidated Schedule of Investments (continued)
(Percentages shown are based on Net Assets)
Foreign Government Obligations		Par (000)	Value

Uruguay Government International Bond (concluded):
7.63%, 3/21/36	USD	300	$429,000

Total Foreign Government Obligations — 33.6%			17,997,257

Investment Companies		Shares

United States — 5.8%
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio (a)		313,097	2,742,733
iShares MSCI Frontier 100 ETF (a)		13,244	395,863

Total Investment Companies — 5.8%			3,138,596

Total Long-Term Investments (Cost — $29,790,118) — 54.7%			29,338,395

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (a)(b)	24,764,010	$24,764,010

Total Short-Term Securities (Cost — $24,764,010) — 46.2%		24,764,010

Total Investments (Cost — $54,554,128*) — 100.9%		54,102,405
Liabilities in Excess of Other Assets — (0.9)%		(472,782)

Net Assets — 100.0%		$53,629,623

*		As of January 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$55,256,001

Gross unrealized appreciation		$583,754
Gross unrealized depreciation		(1,737,170)

Net unrealized depreciation		$(1,153,596)

Notes to Consolidated Schedule of Investments
(a)	During the period ended January 31, 2015, investments in issuers considered to be an affiliate of the Fund, for purposes of Section 2(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2014	Shares Purchased		Shares Sold	Shares Held at January 31, 2015	Value at January 31, 2015	Income
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio	309,065	4,032		—	313,097	$2,742,733	$35,112
BlackRock Liquidity Funds, TempFund, Institutional Class	24,500,331	263,679	[1]	—	24,764,010	$24,764,010	$4,303
iShares MSCI Frontier 100 ETF	13,244	—		—	13,244	$395,863	$39,433

[1] Represents net shares purchased.
(b)	Represents the current yield as of report date.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2015	3

Consolidated Schedule of Investments (continued)

• As of January 31, 2015, total return swaps outstanding were as follows:[1]
Reference Entity		Counterparty	Expiration Dates	Net Notional Amount	Unrealized Appreciation (Depreciation)	Net Value of Reference Entities
Equity Securities Long/Short:		Goldman Sachs & Co.	1/26/15 - 8/03/16	$16,276,882	$3,239[2]	$16,127,238
		Goldman Sachs & Co.	6/19/15 – 7/27/23	$483,728	2,984[3]	483,068
		UBS AG	7/07/15	$14,132,985	(436,427)[4]	13,601,695
Total					$(430,204)	$30,212,001

[1]

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-1100 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

  IntercontinentalExchange LIBOR:

  USD 1 Month; USD Spot Next

[2]			Amount includes $152,883 of net dividends and financing fees.
[3]			Amount includes $3,644 of net dividends and financing fees.
[4]			Amount includes $94,863 of net dividends and financing fees.

• As of January 31, 2015, financial futures contracts outstanding were as follows:

Contracts Purchased	Issue		Exchange	Expiration	Notional Value	Unrealized Depreciation
141	SGX S&P Nifty Index	Singapore Exchange Derivatives Clearing Limited		February 2015	$2,503,878	$(13,064)

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2015	4

Consolidated Schedule of Investments (continued)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of January 31, 2015, expiration dates 1/26/15 – 8/03/16:

	Shares	Value
Reference Entity — Long

Brazil
AMBEV SA	26,600	$174,772
AMBEV SA, ADR	13,422	88,317
Banco Bradesco SA, Preference Shares	1,000	12,571
Banco do Brasil SA	3,600	27,719
BM&FBovespa SA	65,400	221,798
Bradespar SA, Preference Shares	21,200	91,729
Braskem SA, Preference A Shares	700	3,248
CCR SA	1,000	5,695
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR	2,579	84,617
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	3,200	106,259
Cia Energetica de Minas Gerais, ADR	4,034	18,193
Cia Energetica de Minas Gerais, Preference Shares	12,700	56,371
Cia Energetica de Sao Paulo, Preference 'B' Shares	23,400	205,461
Cia Paranaense de Energia - ADR	3,797	44,045
Cyrela Brazil Realty SA	10,200	41,093
EDP - Energias do Brasil SA	19,900	64,226
Embraer SA	6,700	59,278
Embraer SA, ADR	6,724	237,088
Even Construtora e Incorporadora SA	15,400	24,851
Gerdau SA - ADR	76,960	265,512
Gerdau SA, Preference Shares	6,000	20,371
Itau Unibanco Holding SA, Preference Shares	7,040	86,319
Itau Unibanco Holding SA, Preference Shares - ADR	15,542	188,369
JBS SA	6,200	26,434
Metalurgica Gerdau SA, Preference Shares	21,600	79,211
MRV Engenharia e Participacoes SA	21,900	56,398
Multiplus SA	15,400	199,441
Petroleo Brasileiro SA - ADR	14,670	90,220
Petroleo Brasileiro SA, Preference Shares	8,900	27,132
Qualicorp SA	10,000	98,947
Telefonica Brasil SA - ADR	4,330	79,845
Vale SA, Preference Shares - ADR	10,183	63,746

	Shares	Value
Reference Entity — Long

Brazil (concluded)
Vale SA, Preference Shares	21,500	$132,610

		2,981,886

Chile
Banco Santander Chile - ADR	7,592	144,552

China
Agricultural Bank of China Ltd., Class H	56,000	27,345
Anhui Conch Cement Co., Ltd., Class H	53,000	177,421
Anhui Expressway Co., Ltd., Class H	38,000	27,533
Anta Sports Products Ltd.	115,000	202,637
Bank of China Ltd., Class H	295,000	164,686
Beijing Capital International Airport Co. Ltd., Class H	432,000	410,462
China Cinda Asset Management Co., Ltd.	128,000	60,544
China Construction Bank Corp., Class H	635,000	508,305
China Everbright Bank Co., Ltd., Class H	155,000	82,608
China Medical System Holdings, Ltd.	38,000	65,726
China Railway Group Ltd., Class H	38,000	27,738
China Shenhua Energy Co. Ltd., Class H	44,500	122,154
China Telecom Corp. Ltd., Class H	20,000	11,828
China Unicom Hong Kong Ltd.	46,000	68,853
Country Garden Holdings Co. Ltd.	129,000	51,401
CSPC Pharmaceutical Group Ltd.	38,000	32,057
Datang International Power Generation Co. Ltd., Class H	332,000	181,518
Dongfeng Motor Group Co. Ltd., Class H	92,000	133,054
Greentown China Holdings Ltd.	7,500	6,559
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. , Class H, Class H	14,000	49,577
Guangzhou R&F Properties Co. Ltd., Class H	106,400	120,631
Industrial & Commercial Bank of China Ltd., Class H	387,000	275,980
Jiangsu Expressway Co. Ltd., Class H	6,000	7,447
Longfor Properties Co. Ltd.	38,000	49,922
Metallurgical Corp. of China, Ltd.	393,000	121,283
Ping An Insurance Group Co. of China Ltd., Class H	44,500	471,652

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2015	5

Consolidated Schedule of Investments (continued)

Reference Entity — Long	Shares	Value

China (concluded)
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	47,600	$103,074
Sino-Ocean Land Holdings Ltd.	278,500	178,090
Sinopharm Group Co. Ltd., Class H	6,800	24,759
Tencent Holdings Ltd.	10,300	173,725
Zhejiang Expressway Co. Ltd., Class H	424,000	539,569

		4,478,138

Hong Kong
China Merchants Holdings International Co. Ltd.	2,000	7,350
China Mobile Ltd.	41,500	544,002
China Mobile, Ltd., ADR	10,179	664,892
China Power International Development, Ltd.	554,000	314,540
China Resources Cement Holdings Ltd.	262,000	155,483
China Resources Land Ltd.	80,222	205,227
China Resources Power Holdings Co., Ltd.	14,000	39,200
China Travel International Inv HK	952,000	312,405
China Unicom Hong Kong, Ltd., ADR	8,899	133,040
COSCO Pacific Ltd.	4,000	5,788
Franshion Properties China Ltd.	268,000	78,685
GOME Electrical Appliances Holding Ltd.	2,306,000	317,427
Kingboard Chemical Holdings Ltd.	96,500	156,071
KWG Property Holding Ltd.	116,500	74,404
REXLot Holdings, Ltd.	625,000	48,807
Shanghai Industrial Holdings, Ltd.	38,000	112,265
Shenzhen Investment Ltd.	570,000	164,508
Shimao Property Holdings Ltd.	89,000	186,811
Sino Biopharmaceutical Ltd.	188,000	187,810
Yuexiu Property Co., Ltd.	98,000	19,047

		3,727,762

Hungary
MOL Hungarian Oil & Gas PLC	2,799	112,022
OTP Bank PLC	4,749	62,973

		174,995

Indonesia
Bank Negara Indonesia Persero Tbk PT	7,700	3,773
Matahari Putra Prima Tbk PT	363,100	108,923
Perusahaan Gas Negara Persero Tbk PT	313,400	124,503
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	84,100	12,173

Reference Entity — Long	Shares	Value

Indonesia (concluded)
Telekomunikasi Indonesia Persero Tbk PT, ADR	4,354	$192,011
United Tractors Tbk PT	182,300	256,525

		697,908

Malaysia
British American Tobacco Malaysia Bhd	20,600	374,471
IOI Corp. Bhd	24,400	31,677
MISC Bhd	7,300	15,594
YTL Power International Bhd	89,000	39,206

		460,948

Mexico
Grupo Aeroportuario del Pacifico SAB de CV, ADR	5,117	339,820
Grupo Aeroportuario del Pacifico SAB de CV, Class B	45,700	302,136
Grupo Bimbo SAB de CV, Series A	153,600	390,827
OHL Mexico SAB de CV	17,300	32,847
Promotora y Operadora de Infraestructura SAB de CV	19,800	222,867
Wal-Mart de Mexico SAB de CV, Series V	49,106	94,841

		1,383,338

Peru
Compania de Minas Buenaventura SA - ADR	13,432	153,393

Philippines
Aboitiz Power Corp.	3,600	3,621
Energy Development Corp.	126,300	24,426
Globe Telecom, Inc.	3,220	127,098
Jollibee Foods Corp.	4,440	23,310
Metropolitan Bank & Trust Co.	4	9
Universal Robina Corp.	35,460	166,363

		344,827

Poland
Bank Handlowy w Warszawie SA	113	3,295
Enea SA	35,519	157,812
KGHM Polska Miedz SA	5,324	150,933
PGE SA	33,922	177,745
Polski Koncern Naftowy Orlen SA	9,418	138,958
Powszechna Kasa Oszczednosci Bank Polski SA	814	7,531
Tauron Polska Energia SA	100,435	135,122

		771,396

Russia
Lukoil OAO	11,361	459,100
Lukoil OAO - ADR	1,008	39,634

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2015	6

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long

Russia (concluded)
MMC Norilsk Nickel	7	$1,178
MMC Norilsk Nickel OJSC - ADR	1,918	31,613
Mobile Telesystems - ADR	1,084	8,520
Moscow Exchange MICEX-RTS OAO	65	65
Severstal OAO	1,430	13,210
Sistema JSFC	33,600	6,474
Tatneft OAO	21,882	86,423

		646,217

South Africa
AngloGold Ashanti, Ltd., ADR	9,655	119,529
Barloworld Ltd.	1,080	8,149
Bidvest Group Ltd.	9,332	257,550
Clicks Group, Ltd.	2,467	19,134
FirstRand Ltd.	76,237	339,283
Impala Platinum Holdings Ltd.	594	3,854
Investec Ltd.	1,206	10,102
Kumba Iron Ore Ltd.	3,674	70,620
Liberty Holdings Ltd.	412	4,638
Mediclinic International Ltd.	6,791	67,150
MMI Holdings Ltd.	5,200	13,990
MTN Group Ltd.	4,612	79,643
Netcare Ltd.	33,439	111,012
Sanlam Ltd.	20,490	122,812
Sasol Ltd.	2,267	81,884
Sasol, Ltd., ADR	10,957	406,286
Sibanye Gold, Ltd.	49,614	134,151
Standard Bank Group Ltd.	7,797	102,961
Truworths International Ltd.	34,939	241,951

		2,194,699

South Korea
AfreecaTV Co., Ltd.	530	13,742
Amorepacific Corp.	24	57,840
Amorepacific Group	128	145,900
Doosan Infracore Co., Ltd.	3,081	28,526
Hana Financial Group, Inc.	287	8,389
Hansol Holdings Co., Ltd.	1,177	8,487
Hansol Paper Co., Ltd.	718	12,841
Hyundai Engineering & Construction Co., Ltd.	2,203	87,183
Hyundai Mobis	38	8,591
Hyundai Motor Co.	1,657	254,654
Hyundai Steel Co.	409	24,539
Industrial Bank of Korea	10,969	128,856
Kangwon Land, Inc.	9,643	284,365
KEPCO Plant Service & Engineering Co., Ltd.	146	11,759
Kia Motors Corp.	2,825	118,063
Korea Investment Holdings Co., Ltd.	489	23,045
Korea Line Corp.	2,494	49,967

	Shares	Value
Reference Entity — Long

South Korea (concluded)
KT Skylife Co., Ltd.	3,110	$45,924
KT&G Corp.	617	45,040
LG Chem Ltd.	24	4,316
LG Corp.	7,371	414,823
Lotte Confectionery Co., Ltd.	39	66,462
Lotte Food Co., Ltd.	108	61,077
LS Corp.	1,998	87,579
Mando Corp.	1,357	78,134
Medy-Tox, Inc.	620	208,327
NAVER Corp.	175	113,429
Poongsan Corp.	710	14,680
POSCO	118	27,411
Samsung Card Co., Ltd.	220	7,647
SK Hynix, Inc.	4,589	198,224
SK Networks Co., Ltd.	420	3,598
SK Telecom Co., Ltd., ADR	19,927	572,901
SKC Co., Ltd.	2,005	55,060
Sungwoo Hitech Co., Ltd.	13,238	146,019
Woori Bank	6,758	54,380

		3,471,778

Taiwan
Advanced Semiconductor Engineering, Inc.	32,000	40,183
Advanced Semiconductor Engineering, Inc. - ADR	17,112	113,110
Ardentec Corp.	7,000	5,945
Asia Cement Corp.	2,040	2,460
Chicony Electronics Co., Ltd.	41,000	112,505
Chimei Materials Technology Corp.	187,350	189,198
China Steel Chemical Corp.	15,000	72,529
CTCI Corp.	40,000	63,207
Delta Electronics, Inc.	52,000	317,611
Elan Microelectronics Corp.	40,000	62,551
Far Eastern Department Stores Ltd.	85,445	72,901
Far Eastern New Century Corp.	179,805	180,968
First Financial Holding Co., Ltd.	181,465	105,714
Foxconn Technology Co., Ltd.	35,000	94,768
Fubon Financial Holding Co., Ltd.	19,000	30,107
Hon Hai Precision Industry Co. Ltd.	25,040	68,710
Innolux Corp.	223,000	107,433
King Yuan Electronics Co., Ltd.	279,000	233,078
Lite-On Technology Corp.	56,000	69,021
Novatek Microelectronics Corp.	15,000	82,508
Pou Chen Corp.	82,000	112,299
President Chain Store Corp.	36,000	276,743
Realtek Semiconductor Corp.	14,070	42,660
Shin Kong Financial Holding Co., Ltd.	65,000	18,120
Sigurd Microelectronics Corp.	183,000	174,243

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2015	7

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long

Taiwan (concluded)
Siliconware Precision Industries Co.	6,000	$10,117
Siliconware Precision Industries Co. - ADR	3,823	32,725
Sitronix Technology Corp.	41,000	134,238
Taiwan Cement Corp.	131,000	176,865
Taiwan Cooperative Financial Holding Co., Ltd.	69,363	35,774
Taiwan Semiconductor Manufacturing Co. Ltd.	150,000	659,644
Unity Opto Technology Co., Ltd.	7,000	6,481
Win Semiconductors Corp.	84,000	88,240
Wistron Corp.	382,000	348,265
Yuanta Financial Holding Co., Ltd.	768,925	368,874

		4,509,795

Thailand
PTT Global Chemical PCL, Foreign Registered Shares	119,200	205,769
PTT PCL	62,400	659,652
Thai Union Frozen Products PCL	154,800	103,105

		968,526

Turkey
Enka Insaat ve Sanayi AS	122,222	246,925
Haci Omer Sabanci Holding AS	143,342	603,802
KOC Holding AS	17,793	92,261
Koza Altin Isletmeleri AS	1,805	14,276
Pegasus Hava Tasimaciligi AS	398	4,931
TAV Havalimanlari Holding AS	2,558	19,081
Tofas Turk Otomobil Fabrikasi AS	3,564	23,725
Turk Hava Yollari	29,380	112,126

		1,117,127

United Kingdom
BHP Billiton PLC	4,779	103,372
British American Tobacco PLC	526	29,707

		133,079

Total Reference Entity - Long		28,360,364

Reference Entity — Short

Brazil
Aliansce Shopping Centers SA	(5,000)	(30,001)
Cia Siderurgica Nacional SA, ADR	(20,057)	(30,086)
Equatorial Energia SA	(43,500)	(405,292)
Gafisa SA	(6,300)	(4,461)
Kroton Educacional SA	(2,200)	(10,085)
Marcopolo SA, Preference Shares	(80,900)	(80,802)
Oi SA	(6,502)	(12,092)

	Shares	Value
Reference Entity — Short

Brazil (concluded)
Oi SA, ADR	(5,053)	$(9,954)
Smiles SA	(32,100)	(505,441)

		(1,088,214)

China
AAC Technologies Holdings, Inc.	(47,500)	(303,559)
Airtac International Group	(25,000)	(217,060)
Aluminum Corp. of China Ltd. - ADR	(335)	(3,725)
AviChina Industry & Technology Co., Ltd., Class H	(352,000)	(227,440)
Biostime International Holdings, Ltd.	(13,000)	(35,339)
China COSCO Holdings Co., Ltd., Class H	(397,000)	(196,234)
China Eastern Airlines Corp., Ltd., Class H, Class H	(98,000)	(49,701)
China Longyuan Power Group Corp., Class H	(13,000)	(13,953)
China Molybdenum Co., Ltd., Class H	(137,000)	(86,679)
China Petroleum & Chemical Corp., ADR	(1,427)	(113,033)
China Shanshui Cement Group, Ltd.	(1,099,000)	(482,632)
China Shipping Container Lines Co., Ltd., Class H	(43,000)	(13,495)
China Tian Lun Gas Holdings, Ltd.	(126,000)	(132,464)
CNOOC, Ltd.	(73,000)	(96,861)
Dongfang Electric Corp., Ltd., Class H	(39,600)	(86,851)
ENN Energy Holdings Ltd.	(34,000)	(200,983)
First Tractor Co., Ltd., Class H, Class H	(76,000)	(55,856)
Great Wall Motor Co., Ltd.	(12,500)	(71,349)
Haitian International Holdings, Ltd.	(13,000)	(25,204)
Hengan International Group Co., Ltd.	(500)	(5,935)
Lenovo Group, Ltd.	(4,000)	(5,150)
PetroChina Co., Ltd.	(280,000)	(304,052)
PetroChina Co., Ltd., ADR	(532)	(57,759)
Semiconductor Manufacturing International Corp.	(3,988,000)	(345,675)
Shanghai Electric Group Co., Ltd.	(60,000)	(36,789)
Shui On Land Ltd.	(170,000)	(38,269)
SINA Corp.	(578)	(20,935)
SOHO China, Ltd.	(3,500)	(2,431)
Sunny Optical Technology Group Co., Ltd.	(3,000)	(4,551)
TCL Communication Technology Holdings, Ltd.	(51,000)	(44,925)
Tingyi Cayman Islands Holding Corp.	(194,000)	(477,845)

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2015	8

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short

China (concluded)
Uni-President China Holdings, Ltd.	(304,000)	$(262,735)
Want Want China Holdings, Ltd.	(35,000)	(41,913)
Weichai Power Co., Ltd., Class H	(61,000)	(241,323)
Yanzhou Coal Mining Co., Ltd., Class H	(30,000)	(23,857)

		(4,326,562)

Hong Kong
Brilliance China Automotive Holdings Ltd.	(36,000)	(66,035)
China Agri-Industries Holdings Ltd.	(244,000)	(98,555)
China Everbright International, Ltd.	(119,000)	(175,576)
China Mengniu Dairy Co., Ltd.	(2,000)	(9,113)
China Resources Enterprise, Ltd.	(82,101)	(179,749)
Kunlun Energy Co., Ltd.	(234,000)	(243,644)
Lee & Man Paper Manufacturing, Ltd.	(14,000)	(7,350)
Towngas China Co., Ltd.	(16,000)	(13,973)

		(793,995)

Indonesia
Charoen Pokphand Indonesia Tbk PT	(233,900)	(72,648)
Sawit Sumbermas Sarana Tbk PT	(149,100)	(19,400)
Surya Citra Media Tbk PT	(90,900)	(24,401)
XL Axiata Tbk PT	(125,500)	(47,391)

		(163,840)

Malaysia
Petronas Dagangan BHD	(2,500)	(12,164)

Mexico
Alsea SAB de C.V.	(6,000)	(16,059)
Cemex SAB de CV	(103,800)	(92,170)
Cemex SAB de CV - ADR	(8,143)	(72,391)
Empresas ICA SAB de C.V.	(5,000)	(5,194)
Fibra Uno Administracion SA de C.V.	(118,500)	(357,330)
Mexichem SAB de CV	(12,500)	(34,657)
Mexico Real Estate Management SA de C.V.	(131,300)	(216,184)
Minera Frisco SAB de CV, Series A-1	(54,700)	(71,671)

		(865,656)

Poland
Grupa Azoty SA	(1,556)	(29,755)

South Africa
Aspen Pharmacare Holdings, Ltd.	(547)	(20,482)
Nampak Ltd.	(28,660)	(104,481)

	Shares	Value
Reference Entity — Short

South Africa (concluded)
Remgro Ltd.	(35,926)	$(831,318)
Resilient Property Income Fund, Ltd.	(2,319)	(17,590)
Sappi, Ltd.	(5,244)	(21,531)

		(995,402)

South Korea
Daewoo Engineering & Construction Co., Ltd.	(6,778)	(41,861)
Daewoo International Corp.	(1,417)	(35,428)
Doosan Corp.	(2,471)	(233,744)
Eo Technics Co., Ltd.	(416)	(48,685)
Halla Visteon Climate Control Corp.	(1,193)	(50,221)
Hotel Shilla Co., Ltd.	(3,471)	(322,069)
Hyundai Heavy Industries Co., Ltd.	(1,587)	(162,623)
Hyundai Merchant Marine Co., Ltd.	(905)	(2,466)
Hyundai Merchant Marine Co., Ltd.	(3,179)	(29,796)
Hyundai Mipo Dockyard	(7,113)	(499,182)
LG International Corp.	(3,218)	(107,512)
NHN Entertainment Corp.	(407)	(27,619)
Samsung Electro-Mechanics Co., Ltd.	(5,759)	(350,499)
Samsung Fine Chemicals Co., Ltd.	(2,158)	(67,144)
Samsung SDI Co., Ltd.	(188)	(21,938)
Seegene, Inc.	(414)	(12,340)
Seoul Semiconductor Co., Ltd.	(614)	(10,866)

		(2,023,993)

Taiwan
eMemory Technology, Inc.	(4,000)	(41,479)
Evergreen Marine Corp. Taiwan Ltd.	(525,000)	(374,061)
Gigasolar Materials Corp.	(2,000)	(30,436)
Gigastorage Corp.	(309,000)	(249,487)
Hermes Microvision, Inc.	(3,000)	(141,652)
Hiwin Technologies Corp.	(16,000)	(131,634)
Hotai Motor Co., Ltd.	(10,000)	(143,689)
Parade Technologies, Ltd.	(6,000)	(59,726)
Ruentex Industries, Ltd.	(124,000)	(268,812)
ScinoPharm Taiwan, Ltd.	(92,249)	(154,628)
Tai Tung Communication Co., Ltd.	(5,000)	(6,871)
TPK Holding Co., Ltd.	(15,000)	(97,178)
U-Ming Marine Transport Corp.	(64,000)	(98,903)

		(1,798,556)

Thailand
CP ALL PCL	(20,400)	(25,866)
Samart Corp. PCL	(8,100)	(10,085)

		(35,951)

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2015	9

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short

Turkey
Turkcell Iletisim Hizmetleri AS	(1,544)	$(8,889)
Turkcell Iletisim Hizmetleri AS - ADR	(6,243)	(90,149)

		(99,038)

Total Reference Entity — Short		(12,233,126)

Net Value of Reference Entity — Goldman Sachs & Co.		$16,127,238

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of January 31, 2015, expiration dates 06/19/15 − 7/27/23:

Reference Entity — Long

Australia
BHP Billiton Ltd.	138	3,183
Ramsay Health Care Ltd.	52	2,393
Rio Tinto Ltd.	36	1,605
Woodside Petroleum Ltd.	44	1,169

		8,350

Austria
Andritz AG	9	487
BUWOG AG	9	176
IMMOFINANZ AG	181	414
Raiffeisen Bank International AG	16	187
Vienna Insurance Group AG	17	721

		1,985

Belgium
Anheuser-Busch InBev NV	57	6,952
KBC Groep NV	14	753

		7,705

Canada
BlackBerry Ltd.	186	1,890
Brookfield Renewable Energy Partners LP	38	1,230
Eldorado Gold Corp.	249	1,195
First Quantum Minerals Ltd.	54	492
Kinross Gold Corp.	387	1,313
Methanex Corp.	8	354
New Gold, Inc.	163	714
Yamana Gold, Inc.	113	468

		7,656

Denmark
Chr Hansen Holding A/S	15	623
Novo Nordisk A/S, Class B	19	847

	Shares	Value
Reference Entity — Long

Denmark (concluded)
Rockwool International A/S, -B Shares	3	$321

		1,791

Finland
Kone OYJ, Class B	21	947
Nokia OYJ	81	623
Valmet Corp.	52	670

		2,240

France
Airbus Group NV	29	1,545
Casino Guichard-Perrachon SA	11	998
Christian Dior SA	4	688
Danone SA	25	1,678
Edenred	32	920
Imerys SA	19	1,372
Lafarge SA	12	822
Pernod Ricard SA	12	1,439
Renault SA	11	840
SEB SA	10	684
Societe BIC SA	10	1,422
Valeo SA	10	1,410

		13,818

Germany
adidas AG	7	482
Bayer AG, Registered Shares	5	720
Bayerische Motoren Werke AG	25	2,907
Daimler AG, Registered Shares	40	3,623
Fuchs Petrolub SE, Preference Shares	20	822
GEA Group AG	24	1,085
Henkel AG & Co. KGaA, Preference Shares	20	2,290
MAN SE	6	640
Merck KGaA	22	2,198
Puma SE	3	571
Symrise AG	21	1,375
Volkswagen AG, Preference Shares	15	3,346
Wacker Chemie AG	5	535

		20,594

Hong Kong
AIA Group Ltd.	800	4,644
Bank of East Asia Ltd.	400	1,662
BOC Hong Kong Holdings Ltd.	500	1,753
Cathay Pacific Airways Ltd.	1,000	2,333
Champion REIT	1,000	490
CLP Holdings Ltd.	500	4,464
Galaxy Entertainment Group Ltd.	1,000	5,223
Hang Seng Bank Ltd.	200	3,500

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2015	10

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long

Hong Kong (concluded)
Henderson Land Development Co. Ltd.	1,210	$8,626
Hong Kong & China Gas Co. Ltd.	1,540	3,527
Kerry Logistics Network, Ltd.	250	381
MTR Corp.	1,000	4,430
Sands China Ltd.	400	1,947
Wharf Holdings Ltd.	1,000	8,101
Wynn Macau Ltd.	400	1,108

		52,189

Ireland
Accenture PLC, Class A	47	3,949

Israel
Bank Leumi Le-Israel BM	545	1,817
Israel Chemicals Ltd.	121	870
The Israel Corp. Ltd.	2	649

		3,336

Italy
Pirelli & C SpA	121	1,716
Prysmian SpA	72	1,332
Saipem SpA	30	270
Tenaris SA	93	1,312

		4,630

Japan
Advantest Corp.	100	1,269
Nexon Co. Ltd.	200	1,969
Nitto Denko Corp.	100	5,970
Sharp Corp.	1,000	1,957
Sumco Corp.	100	1,678
Tokyo Electron Ltd.	100	6,999
Tokyo Seimitsu Co. Ltd.	100	2,034
Toyota Motor Corp.	100	6,447
Yamaha Motor Co. Ltd.	100	2,193

		30,516

Netherlands
Akzo Nobel NV	21	1,513
Chicago Bridge & Iron Co. NV	5	173
Koninklijke Boskalis Westminster NV	39	1,724
Royal Dutch Shell PLC, Class B	227	7,187
Unilever NV CVA	160	6,938

		17,535

Norway — 0.2%
Telenor ASA	53	1,139

Singapore
Flextronics International Ltd.	213	2,369

	Shares	Value
Reference Entity — Long

Singapore (concluded)
Kenon Holdings, Ltd.	14	$237

		2,606

Spain
Banco Bilbao Vizcaya Argentaria SA	142	1,213
Banco Santander SA	382	2,627
Indra Sistemas SA	38	388
Obrascon Huarte Lain SA	12	277
Tecnicas Reunidas SA	10	389
Telefonica SA	88	1,320

		6,214

Sweden
Alfa Laval AB	28	520
Atlas Copco AB, Class A	50	1,480
Investment AB Kinnevik, Class B	27	807
Telefonaktiebolaget LM Ericsson, Class B	58	703
Volvo AB, Class B	63	738

		4,248

Switzerland
ABB Ltd., Registered Shares	89	1,711
Cie Financiere Richemont SA, Registered Shares	23	1,911
Clariant AG	37	594
DKSH Holding AG	11	835
Dufry AG	6	881
Glencore PLC	298	1,111
Holcim Ltd., Registered Shares	12	839
Nestle SA, Registered Shares	113	8,630
OC Oerlikon Corp. AG, Registered Shares	108	1,229
Schindler Holding AG, Participation Certificates	17	2,518
SGS SA, Registered Shares	1	1,897
Sika AG - Bearer Shares	1	3,435
The Swatch Group AG, Bearer Shares	2	795

		26,386

United Kingdom
3i Group PLC	143	986
BG Group PLC	103	1,374
British American Tobacco PLC	84	4,739
Burberry Group PLC	21	546
Diageo PLC	64	1,894
Eurasian Natural Resources Corp. PLC	448	1,468
G4S PLC	140	600
HSBC Holdings PLC	756	6,917

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2015	11

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long

United Kingdom (concluded)
Intertek Group PLC	26	$895
Investec PLC	60	504
Mondi PLC	47	838
Noble Corp. PLC	45	730
Old Mutual PLC	503	1,569
Rexam PLC	135	863
Rotork PLC	11	380
SABMiller PLC	69	3,758
Standard Chartered PLC	92	1,227
Vodafone Group PLC	1,091	3,837

		33,125

United States
3M Co.	13	2,110
Adobe Systems, Inc.	9	631
Advanced Micro Devices, Inc.	151	388
The AES Corp.	83	1,014
Air Lease Corp.	35	1,223
Alexion Pharmaceuticals, Inc.	6	1,099
Allergan, Inc.	8	1,754
Amazon.com, Inc.	10	3,545
American International Group, Inc.	22	1,075
Amgen, Inc.	29	4,416
Apple, Inc.	133	15,582
Applied Materials, Inc.	83	1,896
Atmel Corp.	142	1,183
Avon Products, Inc.	76	588
The Boeing Co.	17	2,471
Bristol-Myers Squibb Co.	47	2,833
Bunge Ltd.	21	1,880
California Resources Corp.	5	25
Caterpillar, Inc.	31	2,479
Chevron Corp.	41	4,204
Citigroup, Inc.	141	6,620
The Coca-Cola Co.	60	2,470
Colgate-Palmolive Co.	19	1,283
Corning, Inc.	114	2,710
Costco Wholesale Corp.	6	858
Cypress Semiconductor Corp.	84	1,237
Dresser-Rand Group, Inc.	12	961
Dril-Quip, Inc.	9	668
eBay, Inc.	15	795
Entropic Communications, Inc.	250	647
Expeditors International of Washington, Inc.	56	2,446
Exxon Mobil Corp.	104	9,092
Facebook, Inc., Class A	56	4,251
FedEx Corp.	4	676
Fluor Corp.	12	643
FMC Corp.	18	1,035
General Electric Co.	135	3,225
Google, Inc., Class A	16	8,601

	Shares	Value
Reference Entity — Long

United States (continued)
Halyard Health, Inc.	2	$78
Hewlett-Packard Co.	19	686
The Home Depot, Inc.	74	7,727
Honeywell International, Inc.	13	1,271
Intel Corp.	182	6,013
International Business Machines Corp.	24	3,679
Jabil Circuit, Inc.	41	845
Johnson & Johnson	89	8,912
Kansas City Southern	7	771
KBR, Inc.	32	529
Kimberly-Clark Corp.	14	1,511
Kosmos Energy Ltd.	128	1,123
Las Vegas Sands Corp.	16	870
Lear Corp.	16	1,606
Marvell Technology Group Ltd.	49	759
Mastercard, Inc., Class A	27	2,215
Merck & Co., Inc.	93	5,606
MGM Resorts International	80	1,558
Micron Technology, Inc.	37	1,083
Microsoft Corp.	190	7,676
Monsanto Co.	5	590
The Mosaic Co.	26	1,266
Newfield Exploration Co.	26	774
NIKE, Inc., Class B	19	1,753
NVIDIA Corp.	42	807
Occidental Petroleum Corp.	12	960
ON Semiconductor Corp.	151	1,512
Oracle Corp.	93	3,896
Pall Corp.	32	3,096
Paragon Offshore PLC	14	29
PepsiCo, Inc.	33	3,095
Pfizer, Inc.	396	12,375
Philip Morris International, Inc.	28	2,247
The Procter & Gamble Co.	73	6,153
QUALCOMM, Inc.	60	3,748
Raytheon Co.	5	500
Samsonite International SA	600	1,821
SanDisk Corp.	7	531
Schlumberger Ltd.	63	5,191
Teradyne, Inc.	34	615
Texas Instruments, Inc.	29	1,550
Thermo Fisher Scientific, Inc.	18	2,254
United Technologies Corp.	19	2,181
Verizon Communications, Inc.	121	5,544
Visa, Inc., Class A	16	4,079
Visteon Corp.	11	1,066
VMware, Inc., Class A	6	463
Wal-Mart Stores, Inc.	88	7,478
Western Digital Corp.	11	1,070
Wynn Resorts Ltd.	8	1,184

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2015	12

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long

United States (concluded)
Yum! Brands, Inc.	29	$2,096

		233,056

Net Value of Reference Entity — Goldman Sachs & Co.		$483,068

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of January 31, 2015, expiration date 7/07/15:

Reference Entity — Long

Brazil
AES Tiete SA, Preference Shares	2,900	17,898
AMBEV SA	14,900	97,899
Banco Bradesco SA, Preference Shares	15,600	196,101
Banco do Brasil SA	9,300	71,606
BM&FBovespa SA	4,100	13,905
Bradespar SA, Preference Shares	24,500	106,008
CCR SA	4,800	27,334
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	1,600	53,130
Cia Energetica de Minas Gerais, Preference Shares	1,300	5,770
Cia Paranaense de Energia, Preference B Shares	6,100	70,929
Cyrela Brazil Realty SA	2,500	10,072
EDP - Energias do Brasil SA	28,200	91,013
Even Construtora e Incorporadora SA	7,900	12,748
Gerdau SA, Preference Shares	67,200	228,153
Itau Unibanco Holding SA, Preference Shares	16,500	202,311
JBS SA	94,900	404,605
Metalurgica Gerdau SA, Preference Shares	25,100	92,047
MRV Engenharia e Participacoes SA	8,600	22,147
Multiplus SA	21,500	278,440
Petroleo Brasileiro SA, Preference Shares	69,800	212,788
Telefonica Brasil SA, Preference Shares	3,100	57,535
Tractebel Energia SA	5,400	62,669
Transmissora Alianca de Energia Eletrica SA	700	5,118
Vale SA, Preference Shares	13,600	83,883
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	1,100	15,763

	Shares	Value
Reference Entity — Long

Brazil (concluded)
Via Varejo SA	800	$5,262

		2,445,134

Chile
Aguas Andinas SA, Class A	16,377	9,380
Banco Santander Chile SA	545,445	25,905
Empresas CMPC SA	32,200	79,984
Enersis SA	36,419	11,276

		126,545

China
Agile Property Holdings Ltd.	34,000	20,711
Agricultural Bank of China Ltd., Class H	867,000	423,368
Anhui Conch Cement Co., Ltd., Class H	17,000	56,909
Anhui Expressway Co., Ltd., Class H	68,000	49,269
Anta Sports Products Ltd.	74,000	130,392
Bank of China Ltd., Class H	513,000	286,387
Bank of Communications Co. Ltd., Class H	115,000	96,544
Beijing Capital International Airport Co. Ltd., Class H	96,000	91,214
Beijing Jingneng Clean Energy Co., Ltd., Class H	82,000	32,790
China Cinda Asset Management Co., Ltd.	133,000	62,909
China Communications Construction Co. Ltd., Class H	243,000	263,991
China Communications Services Corp. Ltd., Class H	36,000	16,211
China Construction Bank Corp., Class H	149,000	119,272
China Everbright Bank Co., Ltd., Class H	328,000	174,809
China Medical System Holdings, Ltd.	51,000	88,211
China Railway Group Ltd., Class H	177,000	129,200
China Telecom Corp. Ltd., Class H	96,000	56,773
China Unicom Hong Kong Ltd.	98,000	146,686
CSPC Pharmaceutical Group Ltd.	310,000	261,514
Datang International Power Generation Co. Ltd., Class H	334,000	182,611
Dongfeng Motor Group Co. Ltd., Class H	134,000	193,796
Greentown China Holdings Ltd.	88,000	76,963
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H, Class H	40,000	141,648
Guangzhou R&F Properties Co. Ltd., Class H	104,800	118,817

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2015	13

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long

China (concluded)
Industrial & Commercial Bank of China Ltd., Class H	247,000	$176,142
Longfor Properties Co. Ltd.	11,000	14,451
Lonking Holdings Ltd.	146,000	27,618
Metallurgical Corp. of China, Ltd.	343,000	105,853
New China Life Insurance Co. Ltd., Class H	12,500	71,995
Ping An Insurance Group Co. of China Ltd., Class H	20,000	211,979
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	61,900	134,039
Sihuan Pharmaceutical Holdings Group Ltd.	95,000	61,157
Sino-Ocean Land Holdings Ltd.	53,500	34,211
Sinopharm Group Co. Ltd., Class H	40,800	148,555
Zhejiang Expressway Co. Ltd., Class H	354,000	450,489

		4,657,484

Colombia
Almacenes Exito SA	763	7,818
Cementos Argos SA	1,951	7,356
Corp. Financiera Colombiana SA	4	55
Corp. Financiera Colombiana SA	201	3,053
Ecopetrol SA	26,107	20,918
Grupo Argos SA	1,923	14,596
Grupo de Inversiones Suramericana SA	1,587	23,024
Interconexion Electrica SA	4,360	13,402
Isagen SA ESP	8,850	10,464

		100,686

Egypt
Telecom Egypt	10,596	17,057

Hong Kong
Belle International Holdings Ltd.	4,000	4,528
China Merchants Holdings International Co. Ltd.	6,000	22,049
China Mobile Ltd.	54,000	707,858
China Overseas Land & Investment Ltd.	58,000	167,242
China Power International Development, Ltd.	645,000	366,207
China Resources Cement Holdings Ltd.	614,000	364,375
China Resources Power Holdings Co., Ltd.	12,000	33,600
China Travel International Inv HK	48,000	15,751
COSCO Pacific Ltd.	146,000	211,274
Franshion Properties China Ltd.	362,000	106,283
GOME Electrical Appliances Holding Ltd.	1,154,000	158,851

	Shares	Value
Reference Entity — Long

Hong Kong (concluded)
Guangdong Investment Ltd.	46,000	$61,747
Kingboard Chemical Holdings Ltd.	133,000	215,104
KWG Property Holding Ltd.	169,000	107,933
Shanghai Industrial Holdings, Ltd.	69,000	203,850
Shenzhen Investment Ltd.	234,000	67,535
Shimao Property Holdings Ltd.	116,000	243,484
Sino Biopharmaceutical Ltd.	148,000	147,851
Skyworth Digital Holdings Ltd.	10,000	5,639
Yuexiu Property Co., Ltd.	270,000	52,475

		3,263,636

Hungary
MOL Hungarian Oil & Gas PLC	7,572	303,049
OTP Bank PLC	1,551	20,566

		323,615

Indonesia
Adaro Energy Tbk PT	44,600	3,504
Bank Rakyat Indonesia Persero Tbk PT	70,100	64,140
BW Plantation Tbk PT	82,500	2,307
Lippo Karawaci Tbk PT	160,200	14,317
Matahari Putra Prima Tbk PT	477,100	143,121
Perusahaan Gas Negara Persero Tbk PT	208,700	82,909
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	146,100	21,147
Telekomunikasi Indonesia Persero Tbk PT	1,069,400	237,404
United Tractors Tbk PT	189,900	267,220

		836,069

Malaysia
British American Tobacco Malaysia Bhd	12,600	229,045
IOI Corp. Bhd	39,400	51,151
MISC Bhd	4,900	10,467
Sime Darby Bhd	10,400	26,940
Tenaga Nasional Bhd	55,000	219,369
YTL Power International Bhd	78,500	34,581

		571,553

Philippines
Aboitiz Equity Ventures, Inc.	10,500	13,451
Energy Development Corp.	182,500	35,295
Globe Telecom, Inc.	2,210	87,232
Jollibee Foods Corp.	14,120	74,130
Universal Robina Corp.	21,040	98,711

		308,819

Poland
Bank Handlowy w Warszawie SA	1,730	50,440

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2015	14

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long

Poland (concluded)
Enea SA	9,302	$41,329
KGHM Polska Miedz SA	4,396	124,625
Mbank	31	3,919
Orange Polska SA	1,542	3,720
PGE SA	48,778	255,587
Polski Koncern Naftowy Orlen SA	3,735	55,108
Polskie Gornictwo Naftowe i Gazownictwo SA	32,815	38,722
Powszechny Zaklad Ubezpieczen SA	639	86,904
Tauron Polska Energia SA	214,299	288,311

		948,665

Russia
Lukoil OAO	4,180	168,913
MMC Norilsk Nickel	571	96,130
Mobile Telesystems - ADR	2,879	22,629
Moscow Exchange MICEX-RTS OAO	7,757	7,802
Severstal OAO	102	942
Sistema JSFC	69,300	13,352
Tatneft OAO	17,877	70,605

		380,373

South Africa
AngloGold Ashanti Ltd.	3,834	46,502
Bidvest Group Ltd.	177	4,885
Clicks Group, Ltd.	13,420	104,087
FirstRand Ltd.	63,192	281,228
Gold Fields Ltd.	6,427	37,025
Investec Ltd.	1,246	10,437
Kumba Iron Ore Ltd.	1,173	22,547
Mediclinic International Ltd.	8,766	86,678
MMI Holdings Ltd.	8,543	22,984
MTN Group Ltd.	22,925	395,885
Netcare Ltd.	124,290	412,623
Sanlam Ltd.	6,535	39,169
Sasol Ltd.	2,393	86,435
Sibanye Gold, Ltd.	68,273	184,603

		1,735,088

South Korea
AfreecaTV Co., Ltd.	330	8,556
Amorepacific Corp.	133	320,532
Cell Biotech Co., Ltd.	933	49,807
Doosan Infracore Co., Ltd.	10,417	96,448
Hankook Tire Co., Ltd.	655	31,496
Hyundai Engineering & Construction Co., Ltd.	1,069	42,305
Hyundai Mobis	2,231	504,357
Hyundai Motor Co.	39	5,994
Hyundai Steel Co.	1,681	100,854
Kangwon Land, Inc.	3,995	117,810

	Shares	Value
Reference Entity — Long

South Korea (concluded)
Kia Motors Corp.	6,319	$264,084
Korea Electric Power Corp.	1,690	66,077
Korea Investment Holdings Co., Ltd.	295	13,902
Korea Line Corp.	2,601	52,110
KT Skylife Co., Ltd.	5,728	84,584
KT Submarine Co., Ltd.	4,157	19,291
LG Corp.	711	40,014
Lotte Confectionery Co., Ltd.	2	3,408
Lotte Food Co., Ltd.	52	29,407
LS Corp.	311	13,632
Mando Corp.	1,623	93,450
Medy-Tox, Inc.	391	131,380
NAVER Corp.	49	31,760
Poongsan Corp.	1,410	29,152
POSCO	432	100,352
Posco ICT Co., Ltd.	1	5
Samsung Electronics Co. Ltd.	611	758,495
Shinhan Financial Group Co., Ltd.	748	30,540
SK Hynix, Inc.	337	14,557
SK Networks Co., Ltd.	16,084	137,776
SK Telecom Co. Ltd.	72	18,869
SKC Co., Ltd.	2,009	55,170
Sungwoo Hitech Co., Ltd.	8,790	96,956
Woori Bank	3,211	25,838
Yuhan Corp.	47	7,335

		3,396,303

Spain
Cemex Latam Holdings SA	637	3,973

Taiwan
Advanced Semiconductor Engineering, Inc.	114,000	143,152
Asia Cement Corp.	198,960	239,870
Chicony Electronics Co., Ltd.	86,085	236,220
Chimei Materials Technology Corp.	600	606
CTCI Corp.	113,000	178,561
Delta Electronics, Inc.	6,000	36,647
Elan Microelectronics Corp.	50,000	78,189
Everlight Electronics Co., Ltd.	38,000	91,152
Far Eastern Department Stores Ltd.	86,077	73,440
Far Eastern New Century Corp.	29,000	29,188
Hon Hai Precision Industry Co. Ltd.	45,200	124,028
Innolux Corp.	841,311	405,313
King Yuan Electronics Co., Ltd.	289,000	241,432
Lite-On Technology Corp.	8,000	9,860
Novatek Microelectronics Corp.	7,000	38,504
Pegatron Corp.	12,000	31,909
Pou Chen Corp.	63,000	86,278
Realtek Semiconductor Corp.	2,000	6,064
Sigurd Microelectronics Corp.	46,000	43,799

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2015	15

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Long

Taiwan (concluded)
Siliconware Precision Industries Co.	109,000	$183,799
Sitronix Technology Corp.	52,000	170,252
Soft-World International Corp.	14,000	44,357
Taiwan Cement Corp.	245,000	330,778
Taiwan Paiho, Ltd.	4,000	6,763
Taiwan Semiconductor Manufacturing Co. Ltd.	58,000	255,062
Unity Opto Technology Co., Ltd.	34,000	31,481
Win Semiconductors Corp.	3,000	3,151
Wistron Corp.	345,000	314,533
Yuanta Financial Holding Co., Ltd.	187,250	89,829

		3,524,217

Thailand
Intouch Holdings PCL	2,900	7,155
Nawarat Patanakarn PCL	6,576	429
PTT Global Chemical PCL, Foreign Registered Shares	13,900	23,995
Thai Union Frozen Products PCL	60,100	40,030

		71,609

Turkey
Enka Insaat ve Sanayi AS	168,821	341,070
Haci Omer Sabanci Holding AS	15,208	64,061
Koza Altin Isletmeleri AS	9,251	73,168
Pegasus Hava Tasimaciligi AS	1,115	13,813
TAV Havalimanlari Holding AS	20,337	151,698
Tekfen Holding	17,725	41,510
Tofas Turk Otomobil Fabrikasi AS	15,455	102,881
Turk Telekomunikasyon AS	76,369	228,484

		1,016,685

United Arab Emirates
Emaar Properties PJSC	11,503	20,966

United Kingdom
BHP Billiton PLC	2,764	59,787
British American Tobacco PLC	4,203	237,371
Old Mutual PLC	40,129	125,782

		422,940

Total Reference Entity – Long		24,171,417

Reference Entity — Short

Brazil
Aliansce Shopping Centers SA	(1,700)	(10,200)
Cia Hering	(18,500)	(125,413)
Duratex SA	(7,810)	(21,626)
Equatorial Energia SA	(1,100)	(10,249)
Klabin SA	(18,200)	(92,857)

	Shares	Value
Reference Entity — Short

Brazil (concluded)
Kroton Educacional SA	(5,600)	$(25,671)
Smiles SA	(3,600)	(56,685)

		(342,701)

China
AAC Technologies Holdings, Inc.	(7,000)	(44,735)
Aluminum Corp. of China Ltd., Class H	(648,000)	(292,552)
AviChina Industry & Technology Co., Ltd., Class H	(56,000)	(36,184)
Biostime International Holdings, Ltd.	(37,000)	(100,581)
China Coal Energy Co., Ltd.	(866,000)	(477,078)
China COSCO Holdings Co., Ltd., Class H	(977,500)	(483,171)
China Eastern Airlines Corp., Ltd., Class H, Class H	(66,000)	(33,472)
China Longyuan Power Group Corp., Class H	(5,000)	(5,366)
China Petroleum & Chemical Corp.	(30,000)	(23,737)
China Shanshui Cement Group, Ltd.	(354,000)	(155,461)
China Shipping Container Lines Co., Ltd., Class H	(2,163,000)	(678,805)
China Shipping Development Co., Ltd., Class H	(130,000)	(92,495)
China Tian Lun Gas Holdings, Ltd.	(27,000)	(28,385)
CNOOC, Ltd.	(4,000)	(5,307)
Dongfang Electric Corp., Ltd., Class H	(151,400)	(332,052)
ENN Energy Holdings Ltd.	(6,000)	(35,468)
First Tractor Co., Ltd., Class H, Class H	(404,000)	(296,921)
Guangzhou Shipyard International Co., Ltd.	(30,000)	(92,102)
Haitian International Holdings, Ltd.	(29,000)	(56,225)
Hengan International Group Co., Ltd.	(11,500)	(136,506)
Hilong Holding, Ltd.	(629,000)	(194,188)
Kingsoft Corp., Ltd.	(24,000)	(57,193)
Maanshan Iron & Steel Co., Ltd., Class H	(182,000)	(49,440)
PetroChina Co., Ltd.	(52,000)	(56,467)
Semiconductor Manufacturing International Corp.	(47,000)	(4,074)
Shanghai Electric Group Co., Ltd.	(12,000)	(7,358)
SOHO China, Ltd.	(32,000)	(22,224)
Sunac China Holdings, Ltd.	(59,000)	(52,818)
Sunny Optical Technology Group Co., Ltd.	(93,000)	(141,069)
TCL Communication Technology Holdings, Ltd.	(29,000)	(25,546)

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2015	16

Consolidated Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short

China (concluded)
Tingyi Cayman Islands Holding Corp.	(30,000)	$(73,894)
Uni-President China Holdings, Ltd.	(95,000)	(82,105)
Want Want China Holdings, Ltd.	(20,000)	(23,950)
Yanzhou Coal Mining Co., Ltd., Class H	(162,000)	(128,829)

		(4,325,758)

Egypt
Global Telecom Holding, -GDR	(12,900)	(37,212)

Hong Kong
Alibaba Pictures Group, Ltd.	(500,000)	(98,602)
Beijing Enterprises Water Group Ltd.	(454,000)	(298,064)
China Agri-Industries Holdings Ltd.	(101,000)	(40,795)
China Everbright International, Ltd.	(1,000)	(1,476)
China Mengniu Dairy Co., Ltd.	(23,000)	(104,801)
Kunlun Energy Co., Ltd.	(80,000)	(83,297)
Towngas China Co., Ltd.	(19,000)	(16,593)

		(643,628)

Indonesia
Charoen Pokphand Indonesia Tbk PT	(55,700)	(17,300)
Tower Bersama Infrastructure Tbk PT	(201,400)	(150,803)

		(168,103)

Malaysia
Dialog Group BHD	(36,100)	(16,080)
Petronas Dagangan BHD	(22,400)	(108,989)
Sapurakencana Petroleum Bhd	(213,200)	(156,715)

		(281,784)

Malta
Brait SE	(70,355)	(464,717)

Mexico
Minera Frisco SAB de CV, Series A-1	(54,300)	(71,147)

South Africa
Aspen Pharmacare Holdings, Ltd.	(5,316)	(199,055)
Discovery Holdings Ltd.	(4,903)	(48,291)
Nampak Ltd.	(14,796)	(53,939)
Remgro Ltd.	(5,741)	(132,845)
RMB Holdings, Ltd.	(2,572)	(14,527)

		(448,657)

South Korea
Chabiotech Co., Ltd.	(1,290)	(16,554)
Cheil Industries, Inc.	(52)	(6,467)
CrucialTec Co., Ltd.	(6,092)	(51,704)

	Shares	Value
Reference Entity — Short

South Korea (concluded)
Daesang Corp.	(288)	$(9,982)
Daewoo Engineering & Construction Co., Ltd.	(5,240)	(32,362)
Daewoo International Corp.	(253)	(6,326)
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	(1,511)	(26,643)
Doosan Heavy Industries & Construction Co., Ltd.	(1,237)	(26,245)
Eo Technics Co., Ltd.	(2,262)	(264,728)
Hanjin Transportation Co., Ltd.	(884)	(51,186)
Hanwha Chemical Corp.	(745)	(8,335)
Hotel Shilla Co., Ltd.	(146)	(13,547)
Hyundai Glovis Co., Ltd.	(78)	(17,373)
Hyundai Heavy Industries Co., Ltd.	(1,485)	(152,171)
Hyundai Marine & Fire Insurance Co., Ltd.	(623)	(14,826)
Kolao Holdings	(12,528)	(193,148)
NHN Entertainment Corp.	(1,347)	(91,407)
S-Oil Corp.	(2,514)	(138,288)
Samsung Electro-Mechanics Co., Ltd.	(307)	(18,684)
Samsung Fine Chemicals Co., Ltd.	(190)	(5,912)
Samsung SDI Co., Ltd.	(1,864)	(217,511)

		(1,363,399)

Taiwan
Eclat Textile Co., Ltd.	(440)	(4,555)
Formosa Petrochemical Corp.	(4,000)	(8,522)
Hermes Microvision, Inc.	(2,000)	(94,435)
Hiwin Technologies Corp.	(16,480)	(135,583)
Hotai Motor Co., Ltd.	(4,000)	(57,476)
Ruentex Industries, Ltd.	(3,000)	(6,503)
ScinoPharm Taiwan, Ltd.	(2,000)	(3,352)
Yang Ming Marine Transport Corp.	(666,000)	(358,636)

		(669,062)

Thailand
CP ALL PCL	(711,700)	(902,400)
Hemaraj Land and Development PCL	(197,100)	(26,738)
Home Product Center PCL	(749,968)	(186,747)
PTT Exploration & Production PCL	(3,800)	(12,655)
True Corp. PCL	(891,900)	(370,603)

		(1,499,143)

Turkey
BIM Birlesik Magazalar	(12,607)	(254,411)

Total Reference Entity – Short		(10,569,722)

Net Value of Reference Entity – UBS AG		$13,601,695

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2015	17

Consolidated Schedule of Investments (continued)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

	•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, please refer to the Fund's most recent financial statements as contained in its annual report.

As of January 31, 2015, the following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Foreign Agency Obligations	—	$8,202,542	—	$8,202,542
Foreign Government Obligations	—	17,997,257	—	17,997,257
Investment Companies	$3,138,596	—	—	3,138,596
Short-Term Securities	24,764,010	—	—	24,764,010
Total	$27,902,606	$26,199,799	—	$54,102,405

Level 1		Level 2	Level 3	Total

Derivative Financial Instruments[1]
Liabilities:
Equity Contracts	$(13,064)	$(430,204)	—	$(443,268)

1 Derivative financial instruments are swaps and financial futures contracts, which are valued at the unrealized appreciation/depreciation of the investment.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2015	18

Consolidated Schedule of Investments (concluded)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of January 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged for financial futures contracts	$87,000	—	—	$87,000
Cash pledged as collateral for OTC derivatives	—	$71,909	—	71,909
Foreign currency at value	7,560	—	—	7,560
Liabilities:
Cash received as collateral for OTC derivatives	—	(600,000)	—	(600,000)
Total	$94,560	$(528,091)	—	$(433,531)

During the period ended January 31, 2015, there were no transfers between levels.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	JANUARY 31, 2015	19

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: March 25, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: March 25, 2015